Property and Equipment - Components (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 99,633	$ 93,209	$ 53,628
Less: Accumulated depreciation and amortization	(35,001)	(30,099)	(18,365)
Property and equipment, net	64,632	63,110	35,263
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	23,931	22,818	14,907
Equipment under capital leases
Property, Plant and Equipment [Line Items]
Total property and equipment	21,358	20,743	13,197
Building under capital lease
Property, Plant and Equipment [Line Items]
Total property and equipment	6,276	6,276	6,276
Construction-in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment	5,842	4,673	5,959
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	17,647	14,631	6,319
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	4,563	4,118	3,188
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	3,214	3,214	1,658
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,802	$ 16,736	$ 2,124